Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)
Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2020:
U.S. federal	$2,997	$(45)	$2,952
State and local	1,940	311	2,251
Foreign	520	(1,063)	(543)

	$5,457	$(797)	$4,660

Year ended December 31, 2019:
U.S. federal	$6,045	$(13,450)	$(7,405)
State and local	2,699	(2,654)	45
Foreign	1,164	1,974	3,138

	$9,908	$(14,130)	$(4,222)

Year ended December 31, 2018:
U.S. federal	$4,952	$435	$5,387
State and local	2,615	(123)	2,492
Foreign	1,592	1,226	2,818

	$9,159	$1,538	$10,697

U.S. and Foreign Components of Earnings Before Income Taxes	The U.S. and foreign components of earnings before income taxes are as follows:

	2020	2019	2018
U.S.	$249,714	$357,445	$317,695
Foreign	(1,668)	10,444	(1,766)

Total	$248,046	$367,889	$315,929

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of significant differences between the reported amount of income tax expense and the expected amount of income tax expense that would result from applying the U.S. federal statutory income tax rate of 21 percent to income before taxes for the 2020, 2019 and 2018 tax years is as follows:

	2020	2019	2018
Income tax expense at U.S. federal statutory rate	$52,090	$77,257	$66,345
Tax adjustment related to REIT (a)	(50,395)	(70,619)	(63,669)
State and local income taxes, net of federal income tax benefit	1,222	2,039	1,461
Book expenses not deductible for tax purposes	3,156	4,144	1,926
Stock-based compensation	(2,033)	(1,177)	1,090
Valuation allowance (b)	(1,031)	(1,032)	3,813
Rate change (c)	(182)	—	(80)
Undistributed earnings of foreign subsidiaries (d)	(78)	(102)	(393)
Deferred tax adjustment due to REIT conversion (e)	—	(17,031)	—
Other differences, net	1,911	2,299	204

Income tax expense (benefit)	$4,660	$(4,222)	$10,697

(a)	Includes dividend paid deduction of $52,985, $76,688 and $69,818 for the tax years ended December 31, 2020, 2019 and 2018, respectively.

(b)
For the years ended December 31, 2020, 2019 and 2018, a
non-cash
valuation allowance of $(1,031), $(1,032) and $3,813, respectively, was recorded to income tax expense due to our limited ability to utilize Puerto Rico deferred tax assets in future years.

(c)
Under Act 257, the Puerto Rico corporate income tax rate was lowered from 39% to 37.5%. As a result, a non-cash
benefit of $182 to income tax expense was recorded for the reduction of the Puerto Rico net deferred tax liability for the year ended December 31, 2020.

(d)
Management does not assert that the undistributed earnings of our Canadian subsidiaries will be permanently reinvested. For the years ended December 31, 2020, 2019 and 2018, we recognized a deferred tax benefit of $78, $102 and $393, respectively, for future foreign withholding taxes related to undistributed earnings.

(e)
The income tax provision for the year ended December 31, 2019 is net of the deferred tax benefit of $17,031, which relates to the transfer of assets purchased from Fairway into our qualifying REIT subsidiary on June 28, 2019. The Fairway assets were initially placed in the TRS.

Components of Deferred Taxes
The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2020	2019
Deferred tax assets:
Allowance for doubtful accounts	$328	$499
Accrued liabilities not deducted for tax purposes	3,358	3,431
Net operating loss carry forwards	18,803	19,522
Tax credit carry forwards	693	1,140

	2020	2019
Charitable contributions carry forward	4	5
Investment in partnerships	367	382

Gross deferred tax assets	23,553	24,979
Less: valuation allowance	(20,997)	(22,902)

Net deferred tax assets	2,556	2,077

Deferred tax liabilities:
Intangibles	(5,443)	(5,898)
Property, plant and equipment	(911)	(701)
Undistributed earnings of foreign subsidiaries	(1,056)	(1,191)

Gross deferred tax liabilities	(7,410)	(7,790)

Net deferred tax liabilities	$(4,854)	$(5,713)

Reconciliation Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance as of December 31, 2018	$3,207
Additions for tax positions related to current year	974
Additions for tax positions related to prior years	386
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(117)
Settlements	—

Balance as of December 31, 2019	$4,450
Additions for tax positions related to current year	862
Additions for tax positions related to prior years	667
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(1,013)
Settlements	—

Balance as of December 31, 2020	$4,966